Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

	2023		2022
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	88,474	259.62	474,892	50.60
Exercised during the year	(61,864)	269.47	-	-
Forfeited during the year	-		(386,418)	63.86
At the end of the year	26,610	74.93	88,474	259.62
Exercisable at the end of the year	-	-	77,296	258.82

Schedule of share options outstanding at the end of the year, remaining periods and prices

	December 31, 2023	December 31, 2022
Weighted average remaining vesting period	3 months	1.2 years
Weighted average remaining expiring period	1.2 years	2.3 years
Purchase option exercise price range	R$56.11	R$56.11 - R$ 71.62
Weighted average remaining selling period	3.2 years	4.3 years
Weighted average selling price	R$ 189.07	R$ 548.49

Schedule of expense recognized for employee services received during the year

	Year Ended December 31,

Expense arising from share-based payment transactions	2023	2022	2021
Cash-settled - first plan	(17,831)	(32,478)	6,023
Equity-settled - first plan	2,321	20,623	529
Equity-settled - second plan	6,121	5,845	-
Total	(9,389)	(6,010)	6,552

Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

	2023		2022
	Number of options	WAEP per option	Number of options	WAEP per option
As of January 1	1,054,090	30.15	866,914	10.31
Granted during the year	130,951	32.45	508,413	2.41
Exercised during the year	(77,122)	21.35	-	-
Forfeited during the year	(59,465)	27.81	(63,778)	11.90
At the end of the year	1,048,454	36.07	1,311,549	12.54
Exercisable at the end of the year	244,319	24.88	198,688	13.89

Schedule of share options outstanding at the end of the year, remaining periods and prices

	December 31, 2023	December 31, 2022
Weighted average remaining vesting period	4.0 months	5.0 years
Weighted average remaining expiring period	6.7 years	7.7 years
Purchase option exercise price range	R$77.46	R$83.48

Schedule of model inputs for options granted

	December 31, 2023	December 31, 2022
Grant date	January 3, 2023	December 11, 2020
Expiry date	October 2, 2029	September 9, 2028
Share price at grant date	USD 18.43	USD 14.30
Exercise price	USD 16.00	USD 16.00
Expected price volatility	59.15%	53.96%
Risk-free interest rate	11.34%	8.22%
Model used	Black-Scholes	Black-Scholes